Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Balance, January 1, 2017	$ 7,300
Additions	1,147
Amortization	(1,068)
Balance, June 30, 2017	7,379
Less: Current portion of financing costs	(2,087)
Financing costs, non-current portion	$ 5,292